Income Taxes	12 Months Ended
Dec. 31, 2017
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Income Taxes

Note 6    Income Taxes

(a) Components of the income tax expense (recovery)

Income tax expenses (recovery) recognized in the Consolidated Statements of Income:

For the years ended December 31,	2017	2016
Current tax
Current year	$608	$659
Adjustments to prior year(1)	(38)	(228)
	570	431
Deferred tax
Change related to temporary differences	(803)	(235)
Impact of U.S. Tax Reform	472	–
Income tax expense	$239	$196
(1)	Adjustments relating to closure of multiple taxation years

Income tax expenses (recovery) recognized in Other Comprehensive Income (“OCI”):

For the years ended December 31,	2017	2016
Current income tax expense (recovery)	$116	$(72)
Deferred income tax expense (recovery)	320	(25)
Income tax expense (recovery)	$436	$(97)

Income tax expenses (recovery) recognized directly in Equity:

For the years ended December 31,	2017	2016
Current income tax expense (recovery)	$–	$(2)
Deferred income tax expense (recovery)	(2)	(2)
Income tax expense (recovery)	$(2)	$(4)

The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 26.75 per cent for the year ended December 31, 2017 (2016 – 26.75 per cent) and the reasons are disclosed below.

Reconciliation of income tax expense

For the years ended December 31,	2017	2016
Income before income taxes	$2,501	$3,329
Income tax expense at Canadian statutory tax rate	$669	$890
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(242)	(229)
Differences in tax rate on income not subject to tax in Canada	(551)	(366)
Recovery of unrecognized tax losses of prior years	–	(10)
Adjustments to taxes related to prior years	(182)	(206)
Tax losses and temporary differences not recognized as deferred taxes	14	22
Impact of U.S. Tax Reform	472	–
Other differences	59	95
Income tax expense	$239	$196

Impact of U.S. Tax Reform

On December 22, 2017, the U.S. government enacted new tax legislation effective January 1, 2018. The legislation makes broad and complex changes to the U.S. tax code and accordingly it will take time to assess and interpret the changes. Based on a preliminary understanding of the new legislation, the Company recorded a provisional charge of $1.8 billion, after-tax, for the estimated impact of U.S. Tax Reform on policyholder liabilities and net deferred tax assets, including the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance regulations which limits the deductibility of reserves for U.S. federal income tax purposes. This provisional charge may change materially in the future, following a more comprehensive review of the legislation, including changes in interpretations and tax assumptions made in the valuation of policy liabilities as well as implementation of and guidance from the Internal Revenue Service and other bodies, and as a result of any future changes or amendments to that legislation. Refer to note 8(g) for the impact of U.S. Tax Reform on the Company’s insurance contract liabilities.

(b) Current tax receivable and payable

As at December 31, 2017, the Company has approximately $778 of current tax receivable included in other assets (2016 – $446) and a current tax payable of $178 included in other liabilities (2016 – $387).

(c) Deferred tax assets and liabilities

The following table presents the Company’s deferred tax assets and liabilities.

As at December, 31	2017	2016
Deferred tax assets	$4,569	$4,439
Deferred tax liabilities	(1,281)	(1,359)
Net deferred tax assets	$3,288	$3,080

The following table presents significant components of the Company’s deferred tax assets and liabilities.

As at December 31, 2017	Balance, January 1, 2017	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2017
Loss carry forwards	$942	$(311)	$–	$3	$(38)	$596
Actuarial liabilities	9,366	(1,053)	(17)	–	(418)	7,878
Pensions and post-employment benefits	352	(87)	(54)	–	(3)	208
Tax credits	875	(369)	–	–	(52)	454
Accrued interest	17	(12)	–	(3)	(1)	1
Real estate	(1,396)	284	(9)	–	59	(1,062)
Securities and other investments	(6,064)	2,172	(239)	–	324	(3,807)
Sale of investments	(163)	58	–	–	–	(105)
Goodwill and intangible assets	(1,059)	197	–	–	37	(825)
Other	210	(548)	(1)	2	287	(50)
Total	$3,080	$331	$(320)	$2	$195	$3,288

As at December 31, 2016	Balance, January 1, 2016	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2016
Loss carry forwards	$1,493	$(515)	$–	$–	$(36)	$942
Actuarial liabilities	9,448	244	(5)	(116)	(205)	9,366
Pensions and post-employment benefits	329	100	(79)	–	2	352
Tax credits	750	147	–	–	(22)	875
Accrued interest	121	(100)	–	–	(4)	17
Real estate	(1,812)	373	–	–	43	(1,396)
Securities and other investments	(6,218)	(243)	113	112	172	(6,064)
Sale of investments	(200)	37	–	–	–	(163)
Goodwill and intangible assets	(1,138)	58	–	–	21	(1,059)
Other	59	134	(4)	6	15	210
Total	$2,832	$235	$25	$2	$(14)	$3,080

The total deferred tax assets as at December 31, 2017 of $4,569 (2016 – $4,439) include $4,527 (2016 – $4,403) where the Company has suffered losses in either the current or preceding year and where the recognition is dependent on future taxable profits in the relevant jurisdictions and feasible management actions.

As at December 31, 2017, tax loss carryforwards available were approximately $3,164 (2016 – $3,556) of which $2,109 expire between the years 2020 and 2037 while $159 have no expiry date, and capital loss carryforwards available were approximately $8 (2016 – $9) and have no expiry date. A $596 (2016 – $942) tax benefit related to these tax loss carryforwards has been recognized as a deferred tax asset as at December 31, 2017, and a benefit of $171 (2016 – $139) has not been recognized. In addition, the Company has approximately $606 (2016 – $1,039) of tax credit carryforwards which will expire between the years 2030 and 2037 of which a benefit of $152 (2016 – $164) has not been recognized.

The total deferred tax liability as at December 31, 2017 was $1,281 (2016 – $1,359). This amount includes the deferred tax liability of consolidated entities. The aggregate amount of taxable temporary differences associated with the Company’s own investments in subsidiaries is not included in the Consolidated Financial Statements and was $11,780 (2016 – $13,102).